UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494

                             The Gabelli Asset Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             THE GABELLI ASSET FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     In 2008, The Gabelli Asset Fund (the "Fund") (Class AAA) posted a return of (37.20)% versus (36.99)% for the S&P 500 Index.

     The collapse in economic activity in the fourth quarter was extraordinary and weighed heavily on our performance for the quarter, and hence the year, as the fourth quarter was the worst quarter for stocks in many years. This was such a miserable year, with the Dow's decline of 31.9%, its worst showing since 1931, and the S&P 500's decline of 37.0%, its poorest performance since 1937. All ten industry sectors in the S&P 500 posted declines, which might be a first. The three best performing sectors were consumer staples, down 15%, health care, down 23%, and utilities, with a decline of 29%.

     Cereal maker General Mills (1.2% of net assets as of December 31, 2008) and trash collector Waste Management (1.0%) were major positive contributors to performance. Church & Dwight (0.9%), the household and personal care products maker, was also up in the year and outperformed.

     The Fund benefited from mergers and acquisitions, albeit muted, during the year. Holdings ChoicePoint, Wm. Wrigley Jr. Co., and Rohm and Haas (0.4%) were all the subjects of strategic buyouts during the year.

     Several of the Fund's long-time media holdings were negatively impacted by the severe downturn in advertising with News Corp (1.9%) Viacom (0.6%), Liberty Media (0.1%), and CBS Corp. (0.2%) among the biggest detractors from performance. One of the Fund's largest financial holdings, American Express (0.5%) suffered from its exposure to strained consumers and more costly funding, despite its premium positioning.

                                           Sincerely yours,

                                           /s/ Bruce N. Alpert

                                           Bruce N. Alpert
                                           President
February 24, 2009

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           GABELLI ASSET FUND CLASS AAA SHARES AND THE S&P 500 INDEX

                              [PERFORMANCE GRAPH]

             Gabelli Asset Fund
              Class AAA Shares    S&P 500 Index
             ------------------   -------------
  3/3/1986         10,000             10,000
12/31/1986         11,280             10,980
12/31/1987         13,111             11,556
12/31/1988         17,189             13,470
12/31/1989         21,691             17,731
12/31/1990         20,611             17,179
12/31/1991         24,350             22,402
12/31/1992         27,976             24,107
12/31/1993         34,086             26,532
12/31/1994         34,035             26,879
12/31/1995         42,523             36,967
12/31/1996         48,204             45,451
12/31/1997         66,555             60,609
12/31/1998         77,157             77,943
12/31/1999         99,139             94,335
12/31/2000         96,790             85,751
12/31/2001         96,945             75,563
12/31/2002         83,111             58,871
12/31/2003        108,518             75,750
12/31/2004        126,423             83,984
12/31/2005        132,011             88,107
12/31/2006        160,842            102,011
12/31/2007        179,886            107,611
12/31/2008        112,968             67,806

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                                                Since
                                                                                                              Inception
                                   Quarter      1 Year     3 Year     5 Year    10 Year   15 Year   20 Year    (3/3/86)
                                  ---------   ---------   --------   --------   -------   -------   -------   --------
GABELLI ASSET FUND CLASS AAA ..   (21.74)%    (37.20)%     (5.06)%    0.81%       3.89%    8.32%     9.87%      11.20%
S&P 500 Index .................   (21.95)     (36.99)      (8.36)    (2.19)      (1.38)    6.46      8.42        8.74
Dow Jones Industrial Average ..   (18.41)     (31.88)      (4.10)    (1.09)       1.70     8.15      9.93       10.27
Nasdaq Composite Index ........   (24.61)     (40.54)     (10.58)    (4.67)      (3.24)    4.83      7.36        6.69
Class A .......................   (21.73)     (37.20)      (5.06)     0.81        3.89     8.32      9.87       11.20
                                  (26.23)(b)  (40.81)(b)   (6.91)(b) (0.38)(b)    3.27(b)  7.89(b)   9.55(b)    10.90(b)
Class B .......................   (21.90)     (37.70)      (5.80)     0.04        3.49     8.04      9.66       11.02
                                  (25.81)(c)  (40.81)(c)   (6.76)(c) (0.36)(c)    3.49     8.04      9.66       11.02
Class C .......................   (21.90)     (37.67)      (5.77)     0.05        3.50     8.05      9.67       11.02
                                  (22.68)(d)  (38.29)(d)   (5.77)     0.05        3.50     8.05      9.67       11.02
Class I .......................   (21.70)     (37.04)      (4.98)     0.86        3.91     8.33      9.89       11.22

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.36%, 1.36%, 2.11%, 2.11%, AND 1.11%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2008 through                 EXPENSE TABLE
December 31, 2008

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                       Beginning         Ending      Annualized     Expenses
                     Account Value   Account Value     Expense    Paid During
                        07/01/08        12/31/08        Ratio       Period*
                     -------------   -------------   ----------   -----------
THE GABELLI ASSET
   FUND
ACTUAL FUND RETURN
Class AAA              $1,000.00       $  705.30        1.40%        $ 6.00
Class A                $1,000.00       $  705.40        1.39%        $ 5.96
Class B                $1,000.00       $  702.60        2.14%        $ 9.16
Class C                $1,000.00       $  702.50        2.14%        $ 9.16
Class I                $1,000.00       $  706.10        1.14%        $ 4.89
HYPOTHETICAL 5% RETURN
Class AAA              $1,000.00       $1,018.10        1.40%        $ 7.10
Class A                $1,000.00       $1,018.15        1.39%        $ 7.05
Class B                $1,000.00       $1,014.38        2.14%        $10.84
Class C                $1,000.00       $1,014.38        2.14%        $10.84
Class I                $1,000.00       $1,019.41        1.14%        $ 5.79

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GABELLI ASSET FUND

Food and Beverage ...................    15.0%
Energy and Utilities ................     9.3%
Financial Services ..................     6.4%
Cable and Satellite .................     6.3%
Equipment and Supplies ..............     6.2%
Consumer Products ...................     5.7%
Diversified Industrial ..............     5.1%
Entertainment .......................     5.1%
Telecommunications ..................     4.9%
Health Care .........................     4.2%
Automotive: Parts and Accessories ...     3.0%
Publishing ..........................     2.8%
Machinery ...........................     2.5%
Metals and Mining ...................     2.5%
Aviation: Parts and Services ........     2.2%
Retail ..............................     2.0%
Environmental Services ..............     1.8%
Specialty Chemicals .................     1.7%
Agriculture .........................     1.5%
Hotels and Gaming ...................     1.4%
Business Services ...................     1.2%
Communications Equipment ............     1.1%
Electronics .........................     1.1%
Aerospace ...........................     1.1%
Wireless Communications .............     1.0%
Consumer Services ...................     0.9%
Automotive ..........................     0.8%
Computer Software and Services ......     0.8%
Broadcasting ........................     0.7%
Real Estate .........................     0.6%
Transportation ......................     0.6%
Manufactured Housing and
   Recreational Vehicles ............     0.2%
Closed-End Funds ....................     0.0%
Computer Hardware ...................     0.0%
U.S. Government Obligations .........     0.0%
Other Assets and Liabilities (Net) ..     0.3%
                                        -----
                                        100.0%
                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                                   MARKET
   SHARES                                                            COST           VALUE
------------                                                     ------------   ------------
               COMMON STOCKS -- 99.5%
               AEROSPACE -- 1.1%
      80,000   Boeing Co. ....................................   $  3,196,072   $  3,413,600
     105,000   Herley Industries Inc.+ .......................      1,571,887      1,289,400
      12,000   Lockheed Martin Corp. .........................        354,600      1,008,960
      67,845   Northrop Grumman Corp. ........................      4,113,224      3,055,739
   2,020,000   Rolls-Royce Group plc+ ........................     14,910,234      9,743,796
 117,260,000   Rolls-Royce Group plc, Cl. C+ .................        182,833        168,591
                                                                 ------------   ------------
                                                                   24,328,850     18,680,086
                                                                 ------------   ------------
               AGRICULTURE -- 1.5%
     650,000   Archer-Daniels-Midland Co. ....................      9,358,887     18,739,500
      88,058   Monsanto Co. ..................................      1,138,370      6,194,880
       3,000   Potash Corp. of Saskatchewan Inc. .............         41,185        219,660
      30,000   The Mosaic Co. ................................        515,529      1,038,000
                                                                 ------------   ------------
                                                                   11,053,971     26,192,040
                                                                 ------------   ------------
               AUTOMOTIVE -- 0.8%
     265,000   General Motors Corp. ..........................      3,045,087        848,000
     407,900   Navistar International Corp.+ .................      7,503,913      8,720,902
     101,250   PACCAR Inc. ...................................        522,021      2,895,750
       4,000   Volkswagen AG .................................        165,320      1,390,047
                                                                 ------------   ------------
                                                                   11,236,341     13,854,699
                                                                 ------------   ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.9%
     192,000   BorgWarner Inc. ...............................      1,888,822      4,179,840
     240,000   CLARCOR Inc. ..................................      1,718,044      7,963,200
     260,000   Earl Scheib Inc.+ .............................      1,603,290        161,200
     500,000   Genuine Parts Co. .............................     12,128,320     18,930,000
     410,000   Johnson Controls Inc. .........................      3,722,816      7,445,600
     172,800   Midas Inc.+ ...................................      2,275,616      1,812,672
     276,500   Modine Manufacturing Co. ......................      6,283,390      1,346,555
     217,125   O'Reilly Automotive Inc.+ .....................      5,584,045      6,674,423
     120,000   Proliance International Inc.+ .................        767,190         43,200
     287,900   Standard Motor Products Inc. ..................      3,436,000        996,134
     107,000   Superior Industries International Inc. ........      2,478,893      1,125,640
      30,000   Tenneco Inc.+ .................................        132,744         88,500
                                                                 ------------   ------------
                                                                   42,019,170     50,766,964
                                                                 ------------   ------------
               AVIATION: PARTS AND SERVICES -- 2.2%
     480,000   Curtiss-Wright Corp. ..........................      3,268,726     16,027,200
     570,000   GenCorp Inc.+ .................................      2,079,772      2,097,600
     110,000   Kaman Corp. ...................................      1,534,269      1,994,300
     300,000   Precision Castparts Corp. .....................      3,611,939     17,844,000
     282,700   The Fairchild Corp., Cl. A+ ...................      1,235,608         84,810
                                                                 ------------   ------------
                                                                   11,730,314     38,047,910
                                                                 ------------   ------------
               BROADCASTING -- 0.7%
     357,000   CBS Corp., Cl. A ..............................      5,073,477      2,941,680

                                                                                   MARKET
   SHARES                                                            COST           VALUE
------------                                                     ------------   ------------
      55,000   CBS Corp., Cl. B ..............................   $  1,258,439   $    450,450
      40,000   Citadel Broadcasting Corp.+ ...................         92,379          6,400
      10,000   Cogeco Inc. ...................................        194,764        201,701
      26,666   Corus Entertainment Inc., Cl. B, New York .....         43,320        305,859
      13,334   Corus Entertainment Inc., Cl. B, Toronto ......         21,662        150,892
      97,500   Fisher Communications Inc. ....................      4,844,504      2,012,400
         843   Granite Broadcasting Corp.+ ...................         69,109            843
     254,000   Gray Television Inc. ..........................      2,612,650        101,600
       8,000   Gray Television Inc., Cl. A ...................         76,930          4,640
     230,000   Liberty Media Corp. - Capital, Cl. A+ .........        732,557      1,083,300
     496,000   LIN TV Corp., Cl. A+ ..........................      7,486,878        540,640
      40,000   Sinclair Broadcast Group Inc., Cl. A ..........        358,285        124,000
     400,000   Television Broadcasts Ltd. ....................      1,815,551      1,303,192
     173,000   Tokyo Broadcasting System Inc. ................      4,974,621      2,603,111
     100,000   Young Broadcasting Inc., Cl. A+ ...............        207,916          3,210
                                                                 ------------   ------------
                                                                   29,863,042     11,833,918
                                                                 ------------   ------------
               BUSINESS SERVICES -- 1.2%
      30,851   ACCO Brands Corp.+ ............................        156,308        106,436
      37,450   Ascent Media Corp., Cl. A+ ....................        648,128        817,908
      86,800   Clear Channel Outdoor Holdings Inc., Cl. A+ ...      1,196,538        533,820
     195,000   Ecolab Inc. ...................................      1,837,427      6,854,250
      10,000   Imation Corp. .................................        203,344        135,700
      65,000   Landauer Inc. .................................        402,818      4,764,500
      21,500   MasterCard Inc., Cl. A ........................        838,500      3,072,995
     110,000   Monster Worldwide Inc.+ .......................      2,686,669      1,329,900
      35,000   Nashua Corp.+ .................................        319,680        183,750
       2,000   The Brink's Co. ...............................         61,654         53,760
     778,800   The Interpublic Group of Companies Inc.+ ......      7,409,715      3,084,048
      12,000   Visa Inc., Cl. A ..............................        528,000        629,400
                                                                 ------------   ------------
                                                                   16,288,781     21,566,467
                                                                 ------------   ------------
               CABLE AND SATELLITE -- 6.3%
   2,010,000   Cablevision Systems Corp., Cl. A ..............      6,155,275     33,848,400
     180,000   Comcast Corp., Cl. A ..........................      2,753,909      3,038,400
      50,000   Comcast Corp., Cl. A, Special .................        255,385        807,500
     190,000   DISH Network Corp., Cl. A+ ....................      5,177,634      2,107,100
      37,540   EchoStar Corp., Cl. A+ ........................      1,122,178        558,220
     320,096   Liberty Global Inc., Cl. A+ ...................      3,187,437      5,095,928
     260,000   Liberty Global Inc., Cl. C+ ...................      2,801,037      3,946,800
   1,150,000   Rogers Communications Inc., Cl. B, New York ...      6,170,739     34,592,000

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                   MARKET
   SHARES                                                            COST           VALUE
------------                                                     ------------   ------------
               COMMON STOCKS (CONTINUED)
               CABLE AND SATELLITE (CONTINUED)
      50,000   Rogers Communications Inc., Cl. B, Toronto ....   $    229,821   $  1,481,977
     230,000   Scripps Networks Interactive Inc., Cl. A ......      6,939,568      5,060,000
     120,000   Shaw Communications Inc., Cl. B ...............        164,952      2,100,608
     160,000   Shaw Communications Inc., Cl. B, Non-Voting ...        312,647      2,828,800
     620,000   The DIRECTV Group Inc.+ .......................     14,016,653     14,204,200
                                                                 ------------   ------------
                                                                   49,287,235    109,669,933
                                                                 ------------   ------------
               CLOSED-END FUNDS -- 0.0%
      79,920   Royce Value Trust Inc. ........................        975,443        670,529
                                                                 ------------   ------------
               COMMUNICATIONS EQUIPMENT -- 1.0%
      50,000   Alcatel-Lucent, ADR+ ..........................        487,224        107,500
     570,000   Corning Inc. ..................................      4,276,276      5,432,100
     218,000   Motorola Inc. .................................      2,121,695        965,740
     216,041   Nortel Networks Corp., New York+ ..............      1,821,619         56,171
     200,000   Portugal Telecom SGPS SA ......................      1,956,602      1,687,517
     390,000   Thomas & Betts Corp.+ .........................      7,650,699      9,367,800
                                                                 ------------   ------------
                                                                   18,314,115     17,616,828
                                                                 ------------   ------------
               COMPUTER HARDWARE -- 0.0%
       2,000   Wincor Nixdorf AG .............................        146,038         93,717
                                                                 ------------   ------------
               COMPUTER SOFTWARE AND SERVICES -- 0.8%
     206,000   Diebold Inc. ..................................      7,754,103      5,786,540
       1,600   eBay Inc.+ ....................................         24,652         22,336
      35,000   Jupitermedia Corp.+ ...........................        155,741         12,950
     100,000   Metavante Technologies Inc.+ ..................      2,236,797      1,611,000
      50,000   NCR Corp.+ ....................................      1,275,073        707,000
      49,000   Rockwell Automation Inc. ......................      2,276,313      1,579,760
      26,026   Telecom Italia Media SpA+ .....................         26,184          3,194
     280,000   Yahoo! Inc.+ ..................................      8,969,405      3,416,000
                                                                 ------------   ------------
                                                                   22,718,268     13,138,780
                                                                 ------------   ------------
               CONSUMER PRODUCTS -- 5.7%
      49,000   Alberto-Culver Co. ............................      1,097,704      1,200,990
      12,000   Altria Group Inc. .............................         82,225        180,720
      10,000   Avon Products Inc. ............................        275,840        240,300
      11,000   Christian Dior SA .............................        307,335        615,443
     265,000   Church & Dwight Co. Inc. ......................      1,736,340     14,871,800
      30,000   Clorox Co. ....................................      1,664,894      1,666,800
       5,000   Colgate-Palmolive Co. .........................        265,052        342,700
     367,000   Eastman Kodak Co. .............................      4,937,854      2,414,860
     268,000   Energizer Holdings Inc.+ ......................      4,926,201     14,509,520
     108,000   Fortune Brands Inc. ...........................      2,338,089      4,458,240
       3,000   Givaudan SA ...................................      1,028,013      2,340,865

                                                                                   MARKET
   SHARES                                                            COST           VALUE
------------                                                     ------------   ------------
      35,000   Harley-Davidson Inc. ..........................   $     88,156   $    593,950
      80,000   Mattel Inc. ...................................      1,444,000      1,280,000
      34,000   National Presto Industries Inc. ...............      1,088,171      2,618,000
      12,000   Philip Morris International Inc. ..............        191,858        522,120
     520,000   Procter & Gamble Co. ..........................     17,588,062     32,146,400
      50,000   Reckitt Benckiser Group plc ...................      1,570,345      1,853,264
     120,000   Sally Beauty Holdings Inc.+ ...................        980,508        682,800
      60,000   Svenska Cellulosa AB, Cl. B ...................        864,557        506,452
   1,100,000   Swedish Match AB ..............................     12,254,721     15,544,484
      10,000   Syratech Corp.+ ...............................          2,000            200
      40,000   Wolverine World Wide Inc. .....................        372,043        841,600
                                                                 ------------   ------------
                                                                   55,103,968     99,431,508
                                                                 ------------   ------------
               CONSUMER SERVICES -- 0.9%
       2,000   Brink's Home Security
               Holdings Inc.+ ................................         50,445         43,840
     175,000   IAC/InterActiveCorp.+ .........................      1,901,881      2,752,750
     557,000   Liberty Media Corp. - Interactive, Cl. A+ .....      3,288,108      1,737,840
         500   Priceline.com Inc.+ ...........................         34,467         36,825
     650,000   Rollins Inc. ..................................      3,375,689     11,752,000
                                                                 ------------   ------------
                                                                    8,650,590     16,323,255
                                                                 ------------   ------------
               DIVERSIFIED INDUSTRIAL -- 5.1%
      31,000   Acuity Brands Inc. ............................        365,862      1,082,210
       5,000   Anixter International Inc.+ ...................         45,044        150,600
      75,403   Contax Participacoes SA, ADR ..................         30,974         56,552
     490,000   Cooper Industries Ltd., Cl. A .................     12,041,805     14,322,700
     430,000   Crane Co. .....................................      6,941,713      7,413,200
     110,000   Gardner Denver Inc.+ ..........................        901,088      2,567,400
     398,000   Greif Inc., Cl. A .............................      4,684,514     13,305,140
     445,000   Honeywell International Inc. ..................     14,237,994     14,609,350
     575,000   ITT Corp. .....................................      9,116,823     26,444,250
     151,000   Katy Industries Inc.+ .........................      1,216,740        173,650
     200,000   Magnetek Inc.+ ................................        943,176        480,000
     240,000   Myers Industries Inc. .........................      1,460,520      1,920,000
      52,000   Pentair Inc. ..................................        762,065      1,230,840
      53,333   Smiths Group plc ..............................        880,170        678,615
     110,000   Trinity Industries Inc. .......................        916,097      1,733,600
     129,500   Tyco International Ltd. .......................      5,760,907      2,797,200
                                                                 ------------   ------------
                                                                   60,305,492     88,965,307
                                                                 ------------   ------------
               ELECTRONICS -- 1.1%
       9,600   Chemring Group plc ............................        125,113        269,147
       3,000   Hitachi Ltd., ADR .............................        172,200        117,420
     120,000   Intel Corp. ...................................      2,567,140      1,759,200
      13,000   Kyocera Corp., ADR ............................        448,063        940,810
     400,000   LSI Corp.+ ....................................      2,712,845      1,316,000
      24,000   Molex Inc., Cl. A .............................        655,086        310,800

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                 COST           VALUE
---------                                            ------------   ------------
            COMMON STOCKS (CONTINUED)
            ELECTRONICS (CONTINUED)
   46,000   Samsung Electronics Co. Ltd.,
               GDR (a) ...........................   $  8,616,601   $  8,235,481
    4,000   Samsung Electronics Co. Ltd.,
               OTC, GDR (a) ......................      1,439,399        700,000
   50,000   Sony Corp., ADR ......................      1,556,873      1,093,500
  205,000   Texas Instruments Inc. ...............      5,187,155      3,181,600
   72,500   Tyco Electronics Ltd. ................      2,392,538      1,175,225
                                                     ------------   ------------
                                                       25,873,013     19,099,183
                                                     ------------   ------------
            ENERGY AND UTILITIES -- 9.3%
   27,000   AGL Resources Inc. ...................        454,725        846,450
  140,000   Allegheny Energy Inc. ................      1,418,678      4,740,400
  245,000   BP plc, ADR ..........................      6,984,075     11,451,300
    4,000   Cameron International Corp.+ .........         69,450         82,000
   25,000   CH Energy Group Inc. .................      1,040,745      1,284,750
  352,000   Chevron Corp. ........................     13,515,000     26,037,440
  355,000   ConocoPhillips .......................     10,144,011     18,389,000
   18,000   Constellation Energy Group Inc. ......        436,827        451,620
  122,000   Devon Energy Corp. ...................      1,673,036      8,016,620
    6,000   Diamond Offshore Drilling Inc. .......        683,413        353,640
  120,000   DPL Inc. .............................      2,716,196      2,740,800
   20,000   DTE Energy Co. .......................        832,127        713,400
  170,000   Duke Energy Corp. ....................      1,922,357      2,551,700
   25,000   Edison International .................        425,000        803,000
  337,000   El Paso Corp. ........................      2,835,176      2,638,710
  250,000   El Paso Electric Co.+ ................      3,092,863      4,522,500
  105,000   EOG Resources Inc. ...................        480,874      6,990,900
  330,000   Exxon Mobil Corp. ....................      8,011,545     26,343,900
   15,000   FPL Group Inc. .......................        689,035        754,950
  154,080   Great Plains Energy Inc. .............      3,993,754      2,978,366
  210,000   Halliburton Co. ......................      6,487,444      3,817,800
  130,000   Mirant Corp., Escrow+ (b) ............              0              0
    1,000   Niko Resources Ltd. ..................         57,456         34,419
   22,086   NiSource Inc. ........................        475,953        242,283
  180,000   Northeast Utilities ..................      3,429,763      4,330,800
   30,000   NSTAR ................................        936,244      1,094,700
   45,000   Oceaneering International Inc.+ ......      1,944,964      1,311,300
      500   PetroChina Co. Ltd., ADR .............         30,266         44,490
   50,000   Petroleo Brasileiro SA, ADR ..........      2,169,905      1,224,500
  100,000   Progress Energy Inc., CVO+ (b) .......         52,000         33,000
  230,000   Rowan Companies Inc. .................      8,715,947      3,657,000
   50,000   Royal Dutch Shell plc, Cl. A, ADR ....      2,980,580      2,647,000
  118,000   SJW Corp. ............................      1,872,429      3,532,920

                                                                       MARKET
  SHARES                                                 COST           VALUE
---------                                            ------------   ------------
  260,000   Southwest Gas Corp. ..................   $  4,582,147   $  6,557,200
  340,000   Spectra Energy Corp. .................      7,413,470      5,351,600
  110,000   The AES Corp.+ .......................        434,151        906,400
   45,000   Transocean Ltd.+ .....................      3,506,531      2,126,250
   16,666   UIL Holdings Corp. ...................        426,371        500,480
  148,000   Weatherford International Ltd.+ ......      3,301,490      1,601,360
                                                     ------------   ------------
                                                      110,235,998    161,704,948
                                                     ------------   ------------
            ENTERTAINMENT -- 5.1%
    8,010   Chestnut Hill Ventures+ (b) ..........        218,000        269,777
  374,500   Discovery Communications Inc.,
               Cl. A+ ............................      3,435,078      5,302,920
  374,500   Discovery Communications Inc.,
               Cl. C+ ............................      2,398,074      5,014,555
   45,000   DreamWorks Animation SKG Inc.,
               Cl. A+ ............................      1,084,168      1,136,700
  740,000   Grupo Televisa SA, ADR ...............      7,693,671     11,055,600
1,052,300   Liberty Media Corp. - Entertainment,
               Cl. A+ ............................      7,400,205     18,394,204
   65,276   Macrovision Solutions Corp.+ .........      1,086,844        825,741
    2,000   Nintendo Co. Ltd. ....................        620,613        744,622
  265,000   Rank Group plc+ ......................      1,730,126        258,131
   20,000   Regal Entertainment Group, Cl. A .....        283,108        204,200
   25,000   Six Flags Inc.+ ......................        102,162          7,750
   65,000   The Walt Disney Co. ..................      1,246,750      1,474,850
1,536,000   Time Warner Inc. .....................     18,836,131     15,452,160
  150,000   Triple Crown Media Inc.+ .............        649,973            300
  498,100   Viacom Inc., Cl. A+ ..................     14,642,525     10,021,772
  550,000   Vivendi ..............................     11,538,712     17,786,697
   50,000   World Wrestling Entertainment Inc.,
               Cl. A .............................        488,064        554,000
                                                     ------------   ------------
                                                       73,454,204     88,503,979
                                                     ------------   ------------
            ENVIRONMENTAL SERVICES -- 1.8%
  585,000   Republic Services Inc. ...............      6,365,051     14,502,150
  500,000   Waste Management Inc. ................     10,415,537     16,570,000
                                                     ------------   ------------
                                                       16,780,588     31,072,150
                                                     ------------   ------------
            EQUIPMENT AND SUPPLIES -- 6.2%
  699,000   AMETEK Inc. ..........................      2,714,419     21,116,790
    6,000   Amphenol Corp., Cl. A ................         23,162        143,880
   95,000   CIRCOR International Inc. ............        844,451      2,612,500
  150,000   Crown Holdings Inc.+ .................        676,245      2,880,000
  170,000   CTS Corp. ............................        979,008        936,700
    4,000   Danaher Corp. ........................         70,641        226,440
  405,000   Donaldson Co. Inc. ...................      2,295,315     13,628,250
   20,000   Fedders Corp.+ (b) ...................         32,624              0
  400,000   Flowserve Corp. ......................      6,320,445     20,600,000
  197,000   Gerber Scientific Inc.+ ..............      1,928,400      1,006,670

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                 COST           VALUE
---------                                            ------------   ------------
            COMMON STOCKS (CONTINUED)
            EQUIPMENT AND SUPPLIES (CONTINUED)
  250,000   GrafTech International Ltd.+ .........   $  2,438,518   $  2,080,000
  770,000   IDEX Corp. ...........................      2,922,034     18,595,500
   25,000   Ingersoll-Rand Co. Ltd., Cl. A .......        521,436        433,750
  175,000   Interpump Group SpA ..................        687,765      1,058,173
  200,000   Lufkin Industries Inc. ...............      1,810,811      6,900,000
   66,000   Met-Pro Corp. ........................        352,841        879,120
   18,524   Mueller Water Products Inc., Cl. B ...        246,018        156,343
   20,000   Sealed Air Corp. .....................        168,679        298,800
  125,000   Tenaris SA, ADR ......................      5,841,129      2,622,500
   70,000   The Manitowoc Co. Inc. ...............        127,596        606,200
  118,000   The Weir Group plc ...................        496,531        525,930
   29,000   Valmont Industries Inc. ..............        232,196      1,779,440
  380,000   Watts Water Technologies Inc.,
               Cl. A .............................      4,456,404      9,488,600
                                                     ------------   ------------
                                                       36,186,668    108,575,586
                                                     ------------   ------------
            FINANCIAL SERVICES -- 6.4%
   15,600   Alleghany Corp.+ .....................      2,651,286      4,399,200
  425,000   American Express Co. .................      9,854,670      7,883,750
   45,000   Ameriprise Financial Inc. ............      1,316,102      1,051,200
   32,000   Argo Group International
               Holdings Ltd.+ ....................      1,167,431      1,085,440
  185,000   Bank of America Corp. ................      3,180,641      2,604,800
      216   Berkshire Hathaway Inc., Cl. A+ ......        824,149     20,865,600
   75,500   BKF Capital Group Inc. ...............        582,111         60,400
   10,000   Calamos Asset Management Inc.,
               Cl. A .............................        152,590         74,000
  350,000   Citigroup Inc. .......................      2,154,225      2,348,500
   35,000   Commerzbank AG .......................        624,519        323,047
  105,000   Commerzbank AG, ADR ..................      2,133,520      1,019,550
  152,000   Deutsche Bank AG .....................      6,712,532      6,184,880
  190,000   Federal National Mortgage
               Association .......................        183,890        144,400
   42,000   Fortress Investment Group LLC,
               Cl. A .............................        547,672         42,000
   40,000   Freddie Mac ..........................         31,206         29,200
  110,000   H&R Block Inc. .......................      1,807,491      2,499,200
   25,000   Interactive Brokers Group Inc.,
               Cl. A+ ............................        710,973        447,250
  200,000   Janus Capital Group Inc. .............      4,539,484      1,606,000
   38,051   JPMorgan Chase & Co. .................      1,059,576      1,199,748
  250,000   Legg Mason Inc. ......................     10,844,280      5,477,500
   75,000   Leucadia National Corp.+ .............        655,691      1,485,000
   55,000   Loews Corp. ..........................      2,491,749      1,553,750
   19,000   M&T Bank Corp. .......................      1,460,873      1,090,790
  180,000   Marsh & McLennan Companies Inc. ......      5,377,792      4,368,600

                                                                       MARKET
  SHARES                                                 COST           VALUE
---------                                            ------------   ------------
  170,000   NewAlliance Bancshares Inc. ..........   $  2,487,566   $  2,238,900
   30,000   PNC Financial Services Group Inc. ....      1,456,850      1,470,000
    2,500   Prudential Financial Inc. ............         68,750         75,650
   13,000   Seacoast Banking Corp. of Florida ....        117,798         85,800
   85,000   State Street Corp. ...................        661,975      3,343,050
   20,000   SunTrust Banks Inc. ..................        424,879        590,800
   60,000   T. Rowe Price Group Inc. .............      1,012,984      2,126,400
    2,000   The Allstate Corp. ...................         73,509         65,520
  200,000   The Bank of New York Mellon Corp. ....      6,835,075      5,666,000
   36,000   The Blackstone Group LP ..............        778,818        235,080
    1,000   The Charles Schwab Corp. .............         22,259         16,170
    8,000   The Goldman Sachs Group Inc. .........      1,235,240        675,120
  121,600   The Phoenix Companies Inc. ...........      1,699,138        397,632
   40,000   The Travelers Companies Inc. .........      1,575,006      1,808,000
   70,866   Tree.com Inc.+ .......................        509,902        184,252
   19,000   Unitrin Inc. .........................        498,464        302,860
    8,500   Value Line Inc. ......................        136,515        293,420
  105,044   Wachovia Corp. .......................        413,682        581,944
  213,000   Waddell & Reed Financial Inc.,
               Cl. A .............................      4,842,137      3,292,980
  675,000   Wells Fargo & Co. ....................     20,736,643     19,899,000
                                                     ------------   ------------
                                                      106,651,643    111,192,383
                                                     ------------   ------------
            FOOD AND BEVERAGE -- 15.0%
  345,000   Brown-Forman Corp., Cl. A ............      6,015,904     17,463,900
   86,250   Brown-Forman Corp., Cl. B ............      2,005,301      4,441,013
   80,000   Cadbury plc, ADR .....................      3,214,256      2,853,600
  135,000   Campbell Soup Co. ....................      3,720,358      4,051,350
  230,000   China Mengniu Dairy Co. Ltd. .........        740,359        299,141
   60,000   Coca-Cola Enterprises Inc. ...........      1,176,706        721,800
   16,500   Coca-Cola Hellenic Bottling Co. SA,
               ADR ...............................        268,442        238,590
  105,000   Constellation Brands Inc., Cl. A+ ....      2,402,392      1,655,850
  330,000   Corn Products International Inc. .....      4,032,439      9,520,500
  350,000   Davide Campari-Milano SpA ............      3,443,638      2,335,279
  180,000   Dean Foods Co.+ ......................      3,741,992      3,234,600
  210,000   Del Monte Foods Co. ..................      2,077,392      1,499,400
  318,000   Diageo plc, ADR ......................     11,903,832     18,043,320
    1,000   Diamond Foods Inc. ...................         26,342         20,150
  170,000   Dr. Pepper Snapple Group Inc.+ .......      3,706,938      2,762,500
   70,000   Farmer Brothers Co. ..................        943,094      1,745,800
  310,000   Flowers Foods Inc. ...................      1,374,285      7,551,600

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
  SHARES                                                 COST           VALUE
---------                                            ------------   ------------
            COMMON STOCKS (CONTINUED)
            FOOD AND BEVERAGE (CONTINUED)
   70,000   Fomento Economico Mexicano SAB de CV,
               ADR ...............................   $  2,335,118   $  2,109,100
  355,000   General Mills Inc. ...................     12,735,260     21,566,250
  368,000   Groupe Danone ........................     18,595,938     22,088,185
  145,000   Groupe Danone, ADR ...................      1,504,329      1,751,600
1,250,000   Grupo Bimbo SAB de CV, Cl. A .........      2,563,679      5,262,303
  160,000   H.J. Heinz Co. .......................      5,749,685      6,016,000
   10,000   Hain Celestial Group Inc.+ ...........        141,134        190,900
   77,000   Heineken NV ..........................      3,882,254      2,344,037
  240,000   ITO EN Ltd. ..........................      5,639,275      3,500,055
   76,000   ITO EN Ltd., Preference ..............      1,623,911        755,389
   80,000   Kellogg Co. ..........................      2,149,750      3,508,000
   95,000   Kerry Group plc, Cl. A ...............      1,122,284      1,749,728
  230,000   Kikkoman Corp. .......................      2,771,026      2,666,630
  130,000   Kraft Foods Inc., Cl. A ..............      4,073,533      3,490,500
   33,000   LVMH Moet Hennessy Louis Vuitton SA ..      1,150,670      2,191,284
  100,000   Meiji Seika Kaisha Ltd. ..............        505,816        472,146
  210,000   Morinaga Milk Industry Co. Ltd. ......        769,502        808,494
   90,000   Nestle SA ............................      1,868,526      3,517,640
  350,000   Nissin Foods Holdings Co. Ltd. .......     12,497,802     12,046,332
  850,000   PepsiAmericas Inc. ...................     13,438,079     17,306,000
  280,000   PepsiCo Inc. .........................      7,820,623     15,335,600
   88,000   Pernod-Ricard SA .....................      9,038,484      6,479,511
  155,000   Ralcorp Holdings Inc.+ ...............      2,450,803      9,052,000
   85,000   Remy Cointreau SA ....................      5,276,009      3,500,904
  320,000   The Coca-Cola Co. ....................     13,144,705     14,486,400
  100,000   The Hershey Co. ......................      2,682,099      3,474,000
   20,000   The J.M. Smucker Co. .................        547,733        867,200
  167,745   Tootsie Roll Industries Inc. .........      2,005,293      4,295,949
  310,000   Tyson Foods Inc., Cl. A ..............      4,618,692      2,715,600
  415,000   YAKULT HONSHA Co. Ltd. ...............     11,126,329      8,739,493
                                                     ------------   ------------
                                                      204,622,011    260,725,623
                                                     ------------   ------------
            HEALTH CARE -- 4.2%
  141,400   Advanced Medical Optics Inc.+ ........      3,907,372        934,654
   52,444   Allergan Inc. ........................      2,458,117      2,114,542
   44,000   Amgen Inc.+ ..........................        203,194      2,541,000
   95,000   AngioDynamics Inc.+ ..................      1,421,575      1,300,550
   10,000   ArthroCare Corp.+ ....................        276,624         47,700
   30,000   Baxter International Inc. ............      1,794,110      1,607,700
    4,000   Becton Dickinson & Co. ...............        343,620        273,560
   51,000   Biogen Idec Inc.+ ....................        818,643      2,429,130
  120,000   Boston Scientific Corp.+ .............      1,572,924        928,800

                                                                       MARKET
  SHARES                                                 COST           VALUE
---------                                            ------------   ------------
  150,000   Bristol-Myers Squibb Co. .............   $  4,060,053   $  3,487,500
    2,000   Cephalon Inc.+ .......................        139,084        154,080
    5,000   Cepheid Inc.+ ........................         63,663         51,900
   70,000   Chemed Corp. .........................      1,121,991      2,783,900
   48,000   CONMED Corp.+ ........................        982,781      1,149,120
   10,000   DENTSPLY International Inc. ..........        190,509        282,400
   75,000   Eli Lilly & Co. ......................      4,183,664      3,020,250
   40,000   Exactech Inc.+ .......................        612,866        673,600
   16,000   Genentech Inc.+ ......................      1,422,729      1,326,560
  130,000   Greatbatch Inc.+ .....................      2,883,852      3,439,800
   40,000   Henry Schein Inc.+ ...................      1,091,829      1,467,600
   10,000   Hospira Inc.+ ........................        372,817        268,200
   20,000   IMS Health Inc. ......................        526,733        303,200
   15,000   Inverness Medical Innovations Inc.+ ..        255,011        283,650
  140,000   Johnson & Johnson ....................      5,840,162      8,376,200
   11,000   Laboratory Corp. of America
               Holdings+ .........................        816,043        708,510
   90,000   Life Technologies Corp.+ .............      2,307,565      2,097,900
  110,000   Medco Health Solutions Inc.+ .........      1,892,084      4,610,100
  140,000   Merck & Co. Inc. .....................      4,318,176      4,256,000
   10,000   Nobel Biocare Holding AG .............        285,863        201,250
   35,000   Orthofix International NV+ ...........        988,490        536,550
    4,000   OrthoLogic Corp.+ ....................         13,880          1,680
  120,000   Pain Therapeutics Inc.+ ..............        978,626        710,400
   50,000   Patterson Companies Inc.+ ............      1,242,490        937,500
  630,000   Pfizer Inc. ..........................     11,673,424     11,157,300
  130,000   Schering-Plough Corp. ................      2,409,430      2,213,900
    2,000   Stryker Corp. ........................         65,440         79,900
  250,000   Tenet Healthcare Corp.+ ..............      1,398,580        287,500
   13,000   Thoratec Corp.+ ......................        199,738        422,370
   80,000   UnitedHealth Group Inc. ..............      2,630,889      2,128,000
   35,000   William Demant Holding A/S+ ..........      1,644,239      1,428,198
    5,000   Wright Medical Group Inc.+ ...........         92,660        102,150
   55,000   Wyeth ................................      2,169,854      2,063,050
    4,000   Young Innovations Inc. ...............        108,887         61,600
    5,000   Zimmer Holdings Inc.+ ................        314,314        202,100
                                                     ------------   ------------
                                                       72,094,595     73,451,554
                                                     ------------   ------------
            HOTELS AND GAMING -- 1.4%
    7,000   Accor SA .............................        509,323        341,632
  125,000   Aruze Corp. ..........................      3,849,610      1,238,279
   18,000   Churchill Downs Inc. .................        689,751        727,560
  360,000   Gaylord Entertainment Co.+ ...........      9,254,975      3,902,400
   40,000   Home Inns & Hotels Management Inc.,
               ADR+ ..............................        855,005        343,200
   22,000   Host Hotels & Resorts Inc. ...........        449,790        166,540
  196,500   International Game Technology ........      6,151,011      2,336,385
   70,000   Interval Leisure Group Inc.+ .........        606,983        377,300
1,552,576   Ladbrokes plc ........................     14,701,582      4,129,608

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                                MARKET
   SHARES                                                                    COST               VALUE
------------                                                            ----------------   ----------------
               COMMON STOCKS (CONTINUED)
               HOTELS AND GAMING (CONTINUED)
      92,000   Las Vegas Sands Corp.+ ...............................   $      2,380,734   $        545,560
   4,120,000   Mandarin Oriental
                  International Ltd. ................................          8,271,460          4,058,200
     144,000   MGM Mirage+ ..........................................          4,052,786          1,981,440
      24,000   Orient-Express Hotels Ltd.,
                  Cl. A .............................................            986,766            183,840
     160,000   Pinnacle Entertainment Inc.+ .........................          2,251,154          1,228,800
      90,000   Starwood Hotels & Resorts
                  Worldwide Inc. ....................................          1,823,635          1,611,000
     250,000   The Hongkong & Shanghai
                  Hotels Ltd. .......................................            208,584            189,027
      20,000   Wyndham Worldwide Corp. ..............................            518,059            131,000
       5,000   Wynn Resorts Ltd.+ ...................................            226,918            211,300
                                                                        ----------------   ----------------
                                                                              57,788,126         23,703,071
                                                                        ----------------   ----------------
               MACHINERY -- 2.5%
     160,000   Baldor Electric Co. ..................................          5,404,630          2,856,000
     140,000   Caterpillar Inc. .....................................            927,858          6,253,800
     402,200   CNH Global NV ........................................         17,227,327          6,274,320
     756,000   Deere & Co. ..........................................          6,205,077         28,969,920
                                                                        ----------------   ----------------
                                                                              29,764,892         44,354,040
                                                                        ----------------   ----------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
     265,000   Cavalier Homes Inc.+ .................................            960,214            275,600
      32,000   Cavco Industries Inc.+ ...............................            605,460            860,480
     150,000   Champion Enterprises Inc.+ ...........................          1,194,832             84,000
     110,000   Coachmen Industries Inc.+ ............................            683,803            202,400
     100,000   Fleetwood Enterprises Inc.+ ..........................            511,056             10,000
      72,000   Huttig Building
                  Products Inc.+ ....................................            222,780             32,400
      24,000   Nobility Homes Inc. ..................................            507,596            189,840
      26,000   Palm Harbor Homes Inc.+ ..............................            410,317            129,480
      81,200   Skyline Corp. ........................................          3,025,654          1,623,188
                                                                        ----------------   ----------------
                                                                               8,121,712          3,407,388
                                                                        ----------------   ----------------
               METALS AND MINING -- 2.5%
      85,000   Alcoa Inc. ...........................................          2,278,587            957,100
     403,580   Barrick Gold Corp. ...................................          7,594,595         14,839,637
      94,025   Freeport-McMoRan
                  Copper & Gold Inc. ................................          3,257,695          2,297,971
     100,000   Ivanhoe Mines Ltd.+ ..................................            775,931            270,000
       8,000   James River Coal Co.+ ................................             58,140            122,640
      50,000   Kinross Gold Corp. ...................................            359,224            921,000
      52,000   New Hope Corp. Ltd. ..................................             70,252            125,078
     560,000   Newmont Mining Corp. .................................         11,743,667         22,792,000
      30,000   Peabody Energy Corp. .................................          1,235,976            682,500
                                                                        ----------------   ----------------
                                                                              27,374,067         43,007,926
                                                                        ----------------   ----------------
               PUBLISHING -- 2.8%
      35,000   AH Belo Corp., Cl. A .................................            617,499             76,300
     210,000   Belo Corp., Cl. A ....................................          2,964,454            327,600

                                                                                                MARKET
   SHARES                                                                    COST               VALUE
------------                                                            ----------------   ----------------
   1,926,500   II Sole 24 Ore .......................................   $     16,153,798   $      6,078,892
     220,000   Independent News & ...................................
                  Media plc .........................................            674,635            128,440
      15,000   Lee Enterprises Inc. .................................             29,906              6,150
     471,300   Media General Inc., Cl. A ............................          7,436,899            824,775
      80,000   Meredith Corp. .......................................          1,650,283          1,369,600
   3,600,000   News Corp., Cl. A ....................................         27,957,552         32,724,000
      24,000   News Corp., Cl. B ....................................            227,346            229,920
      70,000   PRIMEDIA Inc. ........................................            899,242            151,900
      20,300   Seat Pagine Gialle SpA+ ..............................             11,997              1,639
     217,000   The E.W. Scripps Co., Cl. A ..........................          1,787,389            479,570
     265,000   The McGraw-Hill ......................................
                  Companies Inc. ....................................          2,463,949          6,145,350
     132,000   The New York Times Co., ..............................
                  Cl. A .............................................          1,094,267            967,560
                                                                        ----------------   ----------------
                                                                              63,969,216         49,511,696
                                                                        ----------------   ----------------
               REAL ESTATE -- 0.6%
       7,000   Brookfield Asset .....................................
               Management Inc., Cl. A ...............................            226,840            106,890
     103,000   Griffin Land & Nurseries Inc. ........................          1,479,146          3,796,580
      36,000   ProLogis .............................................            983,331            500,040
     257,000   The St. Joe Co.+ .....................................          1,964,571          6,250,240
                                                                        ----------------   ----------------
                                                                               4,653,888         10,653,750
                                                                        ----------------   ----------------
               RETAIL -- 2.0%
      10,000   Aaron Rents Inc. .....................................             34,505            266,200
      60,750   Aaron Rents Inc., Cl. A ..............................            287,231          1,333,463
     258,000   AutoNation Inc.+ .....................................          2,471,084          2,549,040
      17,000   AutoZone Inc.+ .......................................          1,437,897          2,370,990
     210,000   Coldwater Creek Inc.+ ................................          1,334,139            598,500
     114,000   Costco Wholesale Corp. ...............................          5,860,595          5,985,000
     170,000   CVS Caremark Corp. ...................................          6,429,681          4,885,800
      60,000   HSN Inc.+ ............................................            486,663            436,200
      99,000   Macy's Inc. ..........................................          2,283,917          1,024,650
      60,000   Safeway Inc. .........................................          1,818,353          1,426,200
      40,000   SUPERVALU Inc. .......................................          1,155,671            584,000
     191,400   The Great Atlantic & .................................
                  Pacific Tea Co. Inc.+ .............................          4,495,119          1,200,078
     118,000   The Kroger Co. .......................................            693,975          3,116,380
      70,000   Ticketmaster .........................................
                  Entertainment Inc.+ ...............................            971,173            449,400
      40,000   Wal-Mart Stores Inc. .................................          1,834,244          2,242,400
     130,000   Walgreen Co. .........................................          4,929,165          3,207,100
      80,000   Whole Foods Market Inc. ..............................          2,200,773            755,200
     200,000   Winn-Dixie Stores Inc.+ ..............................          3,285,961          3,220,000
                                                                        ----------------   ----------------
                                                                              42,010,146         35,650,601
                                                                        ----------------   ----------------
               SPECIALTY CHEMICALS -- 1.7%
      18,600   Ashland Inc. .........................................            311,364            195,486
     334,652   Chemtura Corp. .......................................          3,043,255            468,513
     470,000   Ferro Corp. ..........................................          7,636,237          3,313,500
       2,000   FMC Corp. ............................................             64,790             89,460

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                                MARKET
   SHARES                                                                      COST             VALUE
------------                                                            ----------------   ----------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY CHEMICALS (CONTINUED)
     130,000   General Chemical
                  Group Inc.+ .......................................   $        502,184   $          1,300
     140,000   H.B. Fuller Co. ......................................          1,281,180          2,255,400
     180,000   International Flavors &
                  Fragrances Inc. ...................................          7,255,378          5,349,600
     100,000   Material Sciences Corp.+ .............................            934,841            155,000
     628,000   Omnova Solutions Inc.+ ...............................          1,865,016            408,200
     122,000   Rohm and Haas Co. ....................................          7,033,578          7,538,380
     335,000   Sensient Technologies Corp. ..........................          6,512,584          7,999,800
      70,000   Zep Inc. .............................................            732,324          1,351,700
                                                                        ----------------   ----------------
                                                                              37,172,731         29,126,339
                                                                        ----------------   ----------------
               TELECOMMUNICATIONS -- 4.9%
     150,000   AT&T Inc. ............................................          3,658,467          4,275,000
      14,000   Brasil Telecom Participacoes
                  SA, ADR ...........................................            810,959            540,820
     200,000   BT Group plc .........................................            753,355            388,768
      15,000   BT Group plc, ADR ....................................            475,132            299,700
      64,000   CenturyTel Inc. ......................................            918,720          1,749,120
     705,000   Cincinnati Bell Inc.+ ................................          3,929,022          1,360,650
      33,000   Clearwire Corp., Cl. A+ ..............................            503,412            162,690
     350,000   Deutsche Telekom AG, ADR .............................          6,327,169          5,355,000
      36,000   Embarq Corp. .........................................            882,719          1,294,560
       4,480   FairPoint
                  Communications Inc. ...............................             37,986             14,694
      35,000   France Telecom SA, ADR ...............................            683,990            982,450
     190,000   Frontier
                  Communications Corp. ..............................          2,789,200          1,660,600
      31,800   Hellenic Telecommunications
                  Organization SA ...................................            701,785            526,022
       8,500   Hellenic Telecommunications
                  Organization SA, ADR ..............................             90,649             70,635
   1,600,000   Qwest Communications
                  International Inc. ................................          4,828,119          5,824,000
     467,500   Sprint Nextel Corp.+ .................................          1,694,744            855,525
      75,403   Tele Norte Leste
                  Participacoes SA, ADR .............................          1,001,480          1,049,610
   4,100,935   Telecom Italia SpA ...................................          2,347,867          6,555,567
     250,000   Telecom Italia SpA, ADR ..............................          1,722,896          4,062,500
      94,000   Telefonica SA, ADR ...................................          3,341,710          6,334,660
      10,400   Telefonica SA, BDR ...................................            119,280            196,383
      40,000   Telefonos de Mexico
                  SAB de CV, Cl. L, ADR .............................            101,330            837,600
     590,000   Telephone &
                  Data Systems Inc. .................................         12,260,483         18,732,500
     500,000   Telephone & Data
                  Systems Inc., Special .............................         10,167,087         14,050,000

                                                                                                MARKET
   SHARES                                                                      COST             VALUE
------------                                                            ----------------   ----------------
      40,000   Telmex Internacional
                  SAB de CV, ADR ....................................   $         70,416   $        454,400
      30,000   tw telecom inc.+ .....................................            533,467            254,100
     237,584   Verizon
                  Communications Inc. ...............................          7,559,264          8,054,098
      35,000   Windstream Corp.                                                  249,129            322,000
                                                                        ----------------   ----------------
                                                                              68,559,837         86,263,652
                                                                        ----------------   ----------------
               TRANSPORTATION -- 0.6%
      85,000   AMR Corp.+ ...........................................          1,245,603            906,950
     280,000   GATX Corp. ...........................................          6,764,603          8,671,600
      63,000   Grupo TMM SA, Cl. A, ADR+ ............................            411,039             44,730
       4,000   Kansas City Southern+ ................................              7,317             76,200
      28,000   Providence and Worcester
                  Railroad Co. ......................................            477,235            335,720
                                                                        ----------------   ----------------
                                                                               8,905,797         10,035,200
                                                                        ----------------   ----------------
               WIRELESS COMMUNICATIONS -- 1.0%
      95,000   America Movil SAB de CV,
                  Cl. L, ADR ........................................            593,308          2,944,050
       3,200   NTT DoCoMo Inc. ......................................          4,601,636          6,227,027
      72,000   Price Communications Corp.,
                  Escrow+ (b) .......................................                  0                  0
       2,056   Telemig Celular Participacoes
                  SA, ADR ...........................................             59,420             61,659
      13,001   Tim Participacoes SA, ADR ............................            157,722            162,382
     182,700   United States Cellular Corp.+ ........................          8,836,302          7,899,948
          47   Vivo Participacoes SA+ ...............................                656                570
      16,876   Vivo Participacoes SA, ADR ...........................            648,081            211,625
       1,043   Vivo Participacoes SA,
                  Preference+ .......................................             65,964             12,630
       4,375   Vodafone Group plc, ADR ..............................             43,962             89,425
                                                                        ----------------   ----------------
                                                                              15,007,051         17,609,316
                                                                        ----------------   ----------------
               TOTAL COMMON STOCKS ..................................      1,371,247,801      1,734,500,326
                                                                        ----------------   ----------------

 PRINCIPAL
  AMOUNT
------------
               CONVERTIBLE CORPORATE BONDS -- 0.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
  $1,000,000   Standard Motor Products Inc.,
                  Sub. Deb. Cv.,
                  6.750%, 07/15/09 ..................................            987,742            915,000
                                                                        ----------------   ----------------
               COMMUNICATIONS EQUIPMENT -- 0.1%
   2,000,000   Agere Systems Inc.,
                  Sub. Deb. Cv.,
                  6.500%, 12/15/09 ..................................          1,951,879          1,972,500
                                                                        ----------------   ----------------
               TOTAL CONVERTIBLE
                  CORPORATE BONDS ...................................          2,939,621          2,887,500
                                                                        ----------------   ----------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                                MARKET
   SHARES                                                                      COST             VALUE
------------                                                            ----------------   ----------------
               WARRANTS -- 0.0%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      14,727   Federal-Mogul Corp.,
                  expire 12/27/14+ ..................................   $        411,720 $            2,209
                                                                        ----------------   ----------------
               BROADCASTING -- 0.0%
       2,109   Granite Broadcasting Corp.,
                  Ser. A, expire 06/04/12+ ..........................                  0                 21
                                                                        ----------------   ----------------
       2,109   Granite Broadcasting Corp.,
                  Ser. B, expire 06/04/12+ ..........................                  0                 21
                                                                        ----------------   ----------------
                                                                                       0                 42
                                                                        ----------------   ----------------
               ENERGY AND UTILITIES -- 0.0%
      11,313   Mirant Corp., Ser. A,
                  expire 01/03/11+ ..................................            149,058             39,596
                                                                        ----------------   ----------------
               HOTELS AND GAMING -- 0.0%
     200,000   Indian Hotels Co.,
                  expire 12/27/10+ (a) ..............................            646,829            185,104
                                                                        ----------------   ----------------
               TOTAL WARRANTS .......................................          1,207,607            226,951
                                                                        ----------------   ----------------

 PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 0.0%
      $50,000  U.S. Treasury Bill,
                  1.129%++, 01/29/09 ................................             49,957             49,957
                                                                        ----------------   ----------------
               TOTAL
                  INVESTMENTS -- 99.7% ..............................   $  1,375,444,986      1,737,664,734
                                                                        ================

               OTHER ASSETS AND LIABILITIES (NET) -- 0.3% ...........                             5,730,327
                                                                                           ----------------
               NET ASSETS -- 100.0% .................................                      $  1,743,395,061
                                                                                           ================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of Rule 144A securities amounted to $9,120,585 or 0.52% of net assets.

(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $302,777 or 0.02% of net assets.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

BDR  Brazilian Depositary Receipt

CVO  Contingent Value Obligation

GDR Global Depositary Receipt

                See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $1,375,444,986) .............   $ 1,737,664,734
   Foreign currency, at value (cost $5,967) ................             5,967
   Cash ....................................................             2,656
   Receivable for investments sold .........................        15,933,818
   Receivable for Fund shares sold .........................         2,072,300
   Unrealized appreciation on swap contracts ...............            37,028
   Dividends and interest receivable .......................         2,893,802
   Prepaid expenses ........................................           116,547
                                                               ---------------
   TOTAL ASSETS ............................................     1,758,726,852
                                                               ---------------
LIABILITIES:
   Payable for investments purchased .......................         2,111,691
   Payable for Fund shares redeemed ........................         2,491,648
   Payable for investment advisory fees ....................         1,421,407
   Payable for distribution fees ...........................           358,373
   Payable for accounting fees .............................             7,500
   Line of credit payable ..................................         8,064,000
   Other accrued expenses ..................................           877,172
                                                               ---------------
   TOTAL LIABILITIES .......................................        15,331,791
                                                               ---------------
   NET ASSETS applicable to 56,226,071 shares outstanding ..   $ 1,743,395,061
                                                               ===============
NET ASSETS CONSIST OF:
   Paid-in capital each Class at $0.01 par value ...........   $ 1,397,669,545
   Accumulated net investment income .......................            13,149
   Accumulated distributions in excess of net
      realized gain on investments, swap contracts,
      and foreign currency transactions ....................       (16,545,652)
   Net unrealized appreciation on investments ..............       362,219,748
   Net unrealized appreciation on swap contracts ...........            37,028
   Net unrealized appreciation on foreign
   currency translations ...................................             1,243
                                                               ---------------
   NET ASSETS ..............................................   $ 1,743,395,061
                                                               ===============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($1,721,697,175 / 55,519,526 shares
      outstanding; unlimited number of
      shares authorized) ...................................   $         31.01
                                                               ===============
   CLASS A:
   Net Asset Value and redemption price per share
      ($11,521,588 / 373,488 shares outstanding;
      unlimited number of shares authorized) ...............   $         30.85
                                                               ===============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ...............................   $         32.73
                                                               ===============
   CLASS B:
   Net Asset Value and offering price per share
      ($3,818 / 126.67 shares outstanding;
      unlimited number of shares authorized) ...............   $         30.14(a)
                                                               ===============
   CLASS C:
      Net Asset Value and offering price per share
      ($6,419,101 / 211,747 shares outstanding;
      unlimited number of shares authorized) ...............   $         30.31(a)
                                                               ===============
   CLASS I:
   Net Asset Value, offering, and redemption price per
      share ($3,753,379 / 121,183 shares outstanding;
      unlimited number of shares authorized) ...............   $         30.97
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $1,287,948) ..........   $    45,874,862
   Interest ................................................         1,401,864
                                                               ---------------
   TOTAL INVESTMENT INCOME .................................        47,276,726
                                                               ---------------
EXPENSES:
   Investment advisory fees ................................        24,957,890
   Distribution fees - Class AAA ...........................         6,177,491
   Distribution fees - Class A .............................            34,010
   Distribution fees - Class B .............................                15
   Distribution fees - Class C .............................            78,598
   Shareholder services fees ...............................         1,789,096
   Shareholder communications expenses .....................           454,384
   Custodian fees ..........................................           391,293
   Registration expenses ...................................            95,962
   Legal and audit fees ....................................            94,417
   Trustees' fees ..........................................            69,077
   Accounting fees .........................................            45,000
   Interest expense ........................................            14,209
   Miscellaneous expenses ..................................           221,100
                                                               ---------------
   TOTAL EXPENSES ..........................................        34,422,542
   Less: Custodian fee credits .............................           (11,533)
                                                               ---------------
   NET EXPENSES ............................................        34,411,009
                                                               ---------------
   NET INVESTMENT INCOME ...................................        12,865,717
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND
   FOREIGN CURRENCY:
   Net realized loss on investments ........................        (8,607,980)
   Net realized loss on swap contracts .....................          (519,790)
   Net realized loss on foreign currency transactions ......           (69,211)
                                                               ---------------
   Net realized loss on investments, swap contracts,
      and foreign currency transactions ....................        (9,196,981)
                                                               ---------------
   Net change in unrealized appreciation/
      (depreciation) on investments ........................    (1,114,797,555)
   Net change in unrealized appreciation/
      (depreciation) on swap contracts .....................            38,295
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations ......            (1,957)
                                                               ---------------
   Net change in unrealized appreciation/
      (depreciation) on investments, swap contracts,
      and foreign currency translations ....................    (1,114,761,217)
                                                               ---------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON ON
      INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY ....    (1,123,958,198)
                                                               ---------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $(1,111,092,481)
                                                               ===============

----------
(a)  Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED          YEAR ENDED
                                                                     DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                     -----------------   -----------------
OPERATIONS:
   Net investment income .........................................    $    12,865,717     $     8,713,664
   Net realized gain/(loss) on investments, swap contracts,
      and foreign currency transactions ..........................         (9,196,981)        172,857,469
   Net change in unrealized appreciation/(depreciation) on
      investments, swap contracts, and foreign currency
      translations ...............................................     (1,114,761,217)        125,889,737
                                                                      ---------------     ---------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..     (1,111,092,481)        307,460,870
                                                                      ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ..................................................        (12,624,952)         (8,561,538)
      Class A ....................................................            (93,361)            (42,720)
      Class B ....................................................                (28)                 --
      Class I ....................................................            (40,731)                 --
                                                                      ---------------     ---------------
                                                                          (12,759,072)         (8,604,258)
                                                                      ---------------     ---------------
   Net realized gain
      Class AAA ..................................................         (1,719,559)       (169,880,744)
      Class A ....................................................            (11,588)           (708,973)
      Class B ....................................................                 (4)                (94)
      Class C ....................................................             (6,547)           (471,343)
      Class I ....................................................             (3,722)                 --
                                                                      ---------------     ---------------
                                                                           (1,741,420)       (171,061,154)
                                                                      ---------------     ---------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................        (14,500,492)       (179,665,412)
                                                                      ---------------     ---------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
      Class AAA ..................................................       (118,093,644)        309,490,566
      Class A ....................................................          5,429,555           7,687,239
      Class B ....................................................              2,680                  94
      Class C ....................................................          1,995,872           4,805,662
      Class I ....................................................          5,560,927                  --
                                                                      ---------------     ---------------
   Net increase/(decrease) in net assets from shares of
      beneficial interest transactions ...........................       (105,104,610)        321,983,561
                                                                      ---------------     ---------------
   REDEMPTION FEES ...............................................             49,931              21,167
                                                                      ---------------     ---------------
   NET INCREASE/(DECREASE) IN NET ASSETS .........................     (1,230,647,652)        449,800,186
NET ASSETS:
   Beginning of period ...........................................      2,974,042,713       2,524,242,527
                                                                      ---------------     ---------------
   End of period (including undistributed net investment
      income of $13,149 and $0, respectively) ....................    $ 1,743,395,061     $ 2,974,042,713
                                                                      ===============     ===============

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS
                          ----------------------------------------                 DISTRIBUTIONS
                                             Net                     ----------------------------------------
              Net Asset       Net       Realized and       Total                      Net
   Period       Value,    Investment     Unrealized        from         Net         Realized
   Ended      Beginning     Income     Gain (Loss) on   Investment   Investment     Gain on         Total
December 31   of Period    (Loss)(a)     Investments    Operations     Income     Investments   Distributions
-----------   ---------   ----------   --------------   ----------   ----------   -----------   -------------
CLASS AAA
   2008         $49.81      $ 0.22        $(18.76)       $(18.54)      $(0.23)      $(0.03)        $(0.26)
   2007          47.38        0.16           5.46           5.62        (0.15)       (3.04)         (3.19)
   2006          41.13        0.30           8.70           9.00        (0.31)       (2.44)         (2.75)
   2005          41.45        0.12           1.73           1.85        (0.12)       (2.05)         (2.17)
   2004          36.26        0.02           5.96           5.98        (0.03)       (0.76)         (0.79)
CLASS A
   2008         $49.59      $ 0.23        $(18.69)       $(18.46)      $(0.25)      $(0.03)        $(0.28)
   2007          47.21        0.16           5.44           5.60        (0.18)       (3.04)         (3.22)
   2006          41.01        0.32           8.66           8.98        (0.34)       (2.44)         (2.78)
   2005          41.39        0.10           1.74           1.84        (0.17)       (2.05)         (2.22)
   2004          36.26        0.03           5.94           5.97        (0.08)       (0.76)         (0.84)
CLASS B
   2008         $48.80      $(0.12)       $(18.29)       $(18.41)      $(0.22)      $(0.03)        $(0.25)
   2007          46.72       (0.26)          5.38           5.12           --        (3.04)         (3.04)
   2006          40.64        0.18           8.34           8.52           --        (2.44)         (2.44)
   2005          41.16       (0.17)          1.70           1.53           --        (2.05)         (2.05)
   2004          36.26       (0.25)          5.91           5.66           --        (0.76)         (0.76)
CLASS C
   2008         $48.68      $(0.09)       $(18.25)       $(18.34)          --       $(0.03)        $(0.03)
   2007          46.58       (0.24)          5.38           5.14           --        (3.04)         (3.04)
   2006          40.54       (0.03)          8.54           8.51       $(0.03)       (2.44)         (2.47)
   2005          41.14       (0.20)          1.71           1.51        (0.06)       (2.05)         (2.11)
   2004          36.26       (0.26)          5.92           5.66        (0.02)       (0.76)         (0.78)
CLASS I
   2008 (c)     $47.26      $ 0.33        $(16.25)       $(15.92)      $(0.34)      $(0.03)        $(0.37)

                                                                 RATIOS TO AVERAGE NET ASSETS/
                                                                       SUPPLEMENTAL DATA
                                                              ----------------------------------
                           Net Asset             Net Assets       Net
   Period                    Value,                End of     Investment               Portfolio
   Ended      Redemption     End of     Total      Period       Income     Operating    Turnover
December 31     Fees(a)      Period    Return+   (in 000's)     (Loss)      Expenses     Rate++
-----------   ----------   ---------   -------   ----------   ----------   ---------   ---------
CLASS AAA
   2008        $0.00(b)      $31.01    (37.2)%   $1,721,697     0.52%       1.38%         14%
   2007         0.00(b)       49.81     11.8      2,953,454     0.31        1.36           9
   2006         0.00(b)       47.38     21.8      2,516,088     0.67        1.36           7
   2005         0.00(b)       41.13      4.4      2,246,439     0.29        1.37           6
   2004         0.00(b)       41.45     16.5      2,216,050     0.06        1.38           7
CLASS A
   2008        $0.00(b)      $30.85    (37.2)%   $   11,522     0.55%       1.38%         14%
   2007         0.00(b)       49.59     11.8         12,497     0.30        1.36           9
   2006         0.00(b)       47.21     21.9          4,806     0.71        1.35           7
   2005         0.00(b)       41.01      4.4          1,991     0.23        1.38           6
   2004         0.00(b)       41.39     16.5            351     0.07        1.40           7
CLASS B
   2008        $0.00(b)      $30.14    (37.7)%   $        4    (0.32)%      2.13%         14%
   2007         0.00(b)       48.80     10.9              2    (0.52)       2.11           9
   2006         0.00(b)       46.72     20.9              1     0.41        2.11           7
   2005         0.00(b)       40.64      3.7              1    (0.41)       2.02           6
   2004         0.00(b)       41.16     15.6              1    (0.67)       2.07           7
CLASS C
   2008        $0.00(b)      $30.31    (37.7)%   $    6,419    (0.21)%      2.13%         14%
   2007         0.00(b)       48.68     11.0          8,090    (0.47)       2.11           9
   2006         0.00(b)       46.58     20.9          3,348    (0.07)       2.11           7
   2005         0.00(b)       40.54      3.6          2,261    (0.49)       2.13           6
   2004         0.00(b)       41.14     15.6            349    (0.68)       2.15           7
CLASS I
   2008 (c)    $0.00(b)      $30.97    (33.6)%   $    3,753     0.84%(d)    1.13%(d)      14%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2005 would have been 9%. The portfolio turnover rate for the years ended 2007, 2006, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)  Amount represents less than $0.005 per share.

(c) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(d)  Annualized.

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments and other financial instruments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                               INVESTMENTS IN       OTHER FINANCIAL
                                                 SECURITIES     INSTRUMENTS (UNREALIZED
                                               (MARKET VALUE)        APPRECIATION)*
VALUATION INPUTS                                   ASSETS                ASSETS
----------------                               --------------   -----------------------
Level 1 - Quoted Prices                        $1,734,070,805                --
Level 2 - Other Significant Observable Inputs       3,291,152           $37,028
Level 3 - Significant Unobservable Inputs             302,777                --
                                               --------------           -------
TOTAL                                          $1,737,664,734           $37,028
                                               ==============           =======

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                           INVESTMENTS IN
                                                             SECURITIES
                                                           (MARKET VALUE)
                                                           --------------
BALANCE AS OF 12/31/07                                       $258,482
Accrued discounts/(premiums)                                       --
Realized gain/(loss)                                               --
Change in unrealized appreciation/(depreciation)+              44,295
Net purchases/(sales)                                              --
Transfers in and/or out of Level 3                                  0
                                                             --------
BALANCE AS OF 12/31/08                                       $302,777
                                                             ========
Net change in unrealized appreciation/(depreciation) during
   the period on Level 3 investments held at 12/31/08+       $ 11,671
                                                             --------

----------
+ Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statement of Operations.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guarantees the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of December 31, 2008, the Fund held contract for difference swaps with Bear, Stearns International Limited which are covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swaps at December 31, 2008 are as follows:

NOTIONAL                    EQUITY SECURITY             INTEREST RATE/            TERMINATION   NET UNREALIZED
AMOUNT                          RECEIVED            EQUITY SECURITY PAID             DATE        APPRECIATION
--------                   -----------------   --------------------------------   -----------   --------------
                              Market Value     Overnight LIBOR plus 40 bps plus
                            Appreciation on:     Market Value Depreciation on:
$219,536 (50,000 Shares)   Rolls-Royce Group          Rolls-Royce Group             06/01/09        $21,592
179,334 (200,000 Shares)     Rank Group plc            Rank Group plc               11/17/09         15,436
                                                                                                    -------
                                                                                                    $37,028
                                                                                                    =======

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization, the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for federal income tax purposes. For the year ended December 31, 2008, reclassifications were made to increase accumulated net investment income by $28,535 and increase accumulated distributions in excess of net realized gain on investments, swap contracts, and foreign currency transactions by $618,031, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007, was as follows:

                                                      YEAR ENDED          YEAR ENDED
                                                  DECEMBER 31, 2008   DECEMBER 31, 2007
                                                  -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ....      $12,047,652         $ 12,547,077
Net long-term capital gains ...................        2,452,840          167,118,335
                                                     -----------         ------------
   Total distributions paid ...................      $14,500,492         $179,665,412
                                                     ===========         ============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes, and basis adjustments on investments in real estate investment trusts, passive foreign investment companies, and partnerships.

At December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments
   and swap contracts ....................   $345,725,310
Net unrealized appreciation on foreign
   currency translations .................          1,243
Other temporary differences* .............         (1,037)
                                             ------------
   Total .................................   $345,725,516
                                             ============

----------
* Other temporary differences are primarily due to adjustments on dividend payables.

The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at December 31, 2008:

                                      GROSS           GROSS
                                    UNREALIZED      UNREALIZED     NET UNREALIZED
                       COST        APPRECIATION    DEPRECIATION     APPRECIATION
                  --------------   ------------   --------------   --------------
Investments ...   $1,391,939,424   $644,729,968   $(299,004,658)    $345,725,310

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $9,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Trustee each receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $344,148,900 and $386,721,917, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations, aggregated $1,783,936 and $26,763,000, respectively.

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $513,903 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $39,019 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. At December 31, 2008, borrowings outstanding under the line of credit amounted to $8,064,000.

The average daily amount of borrowings outstanding under the line of credit in 2008, was $669,648 with a weighted average interest rate of 2.25%. The maximum amount borrowed at any time during 2008 was $31,396,000.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $49,931 and $21,167, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                      YEAR ENDED
                                                            DECEMBER 31, 2008               DECEMBER 31, 2007
                                                      -----------------------------   ---------------------------
                                                         SHARES          AMOUNT          SHARES         AMOUNT
                                                      ------------   --------------   -----------   -------------
                                                                CLASS AAA                       CLASS AAA
Shares sold........................................     8,396,760    $ 359,692,511     10,018,775   $ 514,184,963
Shares issued upon reinvestment of distributions...       453,871       13,467,980      3,400,747     169,969,027
Shares redeemed....................................   (12,625,050)    (491,254,135)    (7,231,506)   (374,663,424)
                                                      -----------    -------------     ----------   -------------
   Net increase/(decrease).........................    (3,774,419)   $(118,093,644)     6,188,016   $ 309,490,566
                                                      ===========    =============     ==========   =============
                                                                 CLASS A                         CLASS A
Shares sold........................................       251,525    $  10,434,722        171,292   $   8,808,825
Shares issued upon reinvestment of distributions...         3,306           97,291         14,283         710,716
Shares redeemed....................................      (133,361)      (5,102,458)       (35,361)     (1,832,302)
                                                      -----------    -------------     ----------   -------------
   Net increase....................................       121,470    $   5,429,555        150,214   $   7,687,239
                                                      ===========    =============     ==========   =============
                                                                 CLASS B                         CLASS B
Shares sold........................................            94    $       2,672             --              --
Shares issued upon reinvestment of distributions...             0*               8              2   $          94
                                                      -----------    -------------     ----------   -------------
   Net increase.....................................           94    $       2,680              2   $          94
                                                      ===========    =============     ==========   =============
                                                                 CLASS C                         CLASS C
Shares sold........................................        96,862    $   3,893,254         98,259   $   5,011,883
Shares issued upon reinvestment of distributions              217            6,275          9,491         463,736
Shares redeemed....................................       (51,513)      (1,903,657)       (13,440)       (669,957)
                                                      -----------    -------------     ----------   -------------
   Net increase....................................        45,566    $   1,995,872         94,310   $   4,805,662
                                                      ===========    =============     ==========   =============
                                                                CLASS I**
Shares sold........................................       129,107    $   5,914,864
Shares issued upon reinvestment of distributions...         1,501           44,454
Shares redeemed....................................        (9,425)        (398,391)
                                                      -----------    -------------
   Net increase.....................................      121,183    $   5,560,927
                                                      ===========    =============

----------

*    Share rounded to less than 1.0 shares.

**   From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other then net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GABELLI ASSET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the "Fund") at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 27, 2009

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

                               TERM OF          NUMBER OF
     NAME, POSITION(S)       OFFICE AND      FUNDS IN FUND
       ADDRESS(1)            LENGTH OF      COMPLEX OVERSEEN           PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
         AND AGE           TIME SERVED(2)      BY TRUSTEE              DURING PAST FIVE YEARS                 HELD BY TRUSTEE(4)
------------------------   --------------   ----------------   --------------------------------------   ----------------------------
INTERESTED TRUSTEES(3):                                        Chairman and Chief Executive Officer     Director of Morgan Group
MARIO J. GABELLI             Since 1986           26           of GAMCO Investors, Inc. and Chief       Holdings, Inc. (holding
Trustee and Chairman                                           Investment Officer - Value Portfolios    company); Chairman of the
Age: 66                                                        of Gabelli Funds, LLC and GAMCO Asset    Board of LICT Corp.
                                                               Management Inc.; Director/Trustee or     (multimedia and
                                                               Chief Investment Officer of other        communication services
                                                               registered investment companies in the   company)
                                                               Gabelli/GAMCO Funds complex; Chairman
                                                               and Chief Executive Officer of GGCP,
                                                               Inc.

JOHN D. GABELLI              Since 1999           10           Senior Vice President of Gabelli         Director of GAMCO Investors,
Trustee                                                        & Company, Inc.                          Inc.
Age: 64

INDEPENDENT TRUSTEES(5):

ANTHONY J. COLAVITA          Since 1989           36           Partner in the law firm of Anthony J.                 --
Trustee                                                        Colavita P.C.
Age: 73

JAMES P. CONN                Since 1992           18           Former Managing Director and Chief                    --
Trustee                                                        Investment Officer of Financial
Age: 70                                                        Security Assurance Holdings Ltd.
                                                               (1992-1998) (insurance holding
                                                               company)

ANTHONY R. PUSTORINO         Since 1986           13           Certified Public Accountant; Professor   Director of The LGL Group,
Trustee                                                        Emeritus, Pace University                Inc.
Age: 83                                                                                                 (diversified manufacturing)

WERNER J. ROEDER, MD         Since 2001           22           Medical Director of Lawrence Hospital                 --
Trustee                                                        and practicing private physician
Age: 68

ANTHONIE C. VAN EKRIS        1986-1989            20           Chairman of BALMAC International, Inc.                --
Trustee                     1992-present                       (commodities and futures trading)
Age: 74

SALVATORE J. ZIZZA           1986-1996            28           Chairman of Zizza & Co., Ltd.            Director of Hollis-Eden
Trustee                     2000-present                       (consulting)                             Pharmaceuticals
Age: 63                                                                                                 (biotechnology); Director of
                                                                                                        Earl Scheib, Inc.
                                                                                                        (automotive services)

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                          TERM OF
NAME, POSITION(S)        OFFICE AND
   ADDRESS(1)            LENGTH OF               PRINCIPAL OCCUPATION(S)
    AND AGE            TIME SERVED(2)            DURING PAST FIVE YEARS
--------------------   --------------   ----------------------------------------
OFFICERS:
BRUCE N. ALPERT                         Executive Vice President and Chief
President and         Since 1994        Operating Officer of Gabelli Funds, LLC
Secretary                               since 1988 and an officer of all of the
                                        registered investment companies in the
Age: 57                                 Gabelli/GAMCO Funds complex. Director
                                        and President of Teton Advisors, Inc.
                                        (formerly Gabelli Advisers, Inc.) since
                                        1998

AGNES MULLADY            Since 2006     Vice President of Gabelli Funds, LLC
Treasurer                               since 2007; Officer of all of the
Age: 50                                 registered investment companies in the
                                        Gabelli/GAMCO Funds complex; Senior Vice
                                        President of U.S. Trust Company, N.A.
                                        and Treasurer and Chief Financial
                                        Officer of Excelsior Funds from 2004
                                        through 2005; Chief Financial Officer of
                                        AMIC Distribution Partners from 2002
                                        through 2004

PETER D. GOLDSTEIN       Since 2004     Director of Regulatory Affairs at GAMCO
Chief Compliance                        Investors, Inc. since 2004; Chief
Officer                                 Compliance Officer of all of the
Age: 55                                 registered investment companies in the
                                        Gabelli/GAMCO Funds complex; Vice
                                        President of Goldman Sachs Asset
                                        Management from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario
     J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5)  Trustees who are not interested persons are considered "Independent"
     Trustees.

                  2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short-term capital gains) totaling $0.216, $0.237, $0.209, $0.001, and $0.321 per share for Class
AAA, Class A, Class B, Class C, and Class I, respectively and long-term capital gains totaling $3,042,336. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund's Board of Directors. For the year ended December 31, 2008, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 5.87% of the ordinary income distribution as qualified interest income, and 0.36% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 2.39%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

----------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                   [GRAPHIC]

                             THE GABELLI ASSET FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

James P. Conn
FORMER CHIEF INVESTMENT OFFICER
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                  DISTRIBUTOR
                            Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                      State Street Bank and Trust Company

                                 LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q408SR

ITEM 2. CODE OF ETHICS.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

         (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,000 for 2007 and $45,500 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,350 for 2007 and $4,000 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

 (e)(2)  The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

         (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

         (a)(2) Certifications  pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3) Not applicable.

         (b)    Certifications  pursuant to Rule 30a-2(b) under the 1940 Act and
                Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/9/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/9/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/9/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.